Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS
Cash
Prepaid expenses and other current assets
Total current assets
Total non-current assets
TOTAL ASSETS	0	0
CURRENT LIABILITIES
Accounts payable - related party	89,130	57,450
Note payable - former officer		24,814
Total current liabilities	89,130	82,264
TOTAL LIABILITIES	89,130	82,264
STOCKHOLDERS' DEFICIT
Series A Preferred stock, par value $0.001; 10,000,000 shares authorized; 5,000,000 shares issued and outstanding as of June 30, 2021 and 2020, respectively	5,000	5,000
Common stock, par value $0.001; 1,875,000,000 shares authorized, 227,250,000 shares issued and outstanding as of June 30, 2021 and 2020, respectively	227,250	227,250
Additional paid in capital
Accumulated deficit	(321,380)	(314,514)
Total stockholders' deficit	(89,130)	(82,264)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 0